PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension defined benefit plans
Employee costs:
Service costs	$ 36.4	$ 33.9	$ 34.9
Administrative fees and other	3.7	3.0	3.0
Interest on net defined benefit liability	3.4	2.9	3.9
Net benefit costs	43.5	39.8	41.8
Postretirement defined benefit plans
Employee costs:
Service costs	2.1	1.9	1.8
Interest on net defined benefit liability	2.8	2.9	2.8
Net benefit costs	$ 4.9	$ 4.8	$ 4.6